Securities (Tables)	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Amortized cost and fair value of available-for-sale securities portfolio

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2015
Corporate debt	$-	$-	$-	$-
State and municipal	-	-	-	-
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	8,575	4	43	8,536
Mortgage-backed securities - residential	463	18	-	481
Collateralized mortgage obligations	339	12	-	351
Total	$9,377	$34	$43	$9,368

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2014
Corporate debt	$2,932	$5	$1	$2,936
State and municipal	897	-	11	886
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	5,018	-	7	5,011
Mortgage-backed securities - residential	687	40	-	727
Collateralized mortgage obligations	860	25	-	885
Total	$10,394	$70	$19	$10,445

Securities classified by maturity date

	December 31, 2015		December 31, 2014
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due in one year or less	$1,002	$1,000	$4,829	$4,821
Due from one to five years	7,573	7,536	4,018	4,012
Mortgage-backed securities	463	481	687	727
Collateralized mortgage obligations	339	351	860	885
Total	$9,377	$9,368	$10,394	$10,445

Fair value of securities pledged

	2015	2014
Pledged as collateral for:
FHLB advances	$3,530	$4,208
Public deposits	2,055	2,476
Interest-rate swaps	261	353
Total	$5,846	$7,037

Securities with unrealized losses

December 31, 2015	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$-	$-	$-	$-	$-	$-
State and municipal	-	-	-	-	-	-
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	6,541	43	-	-	6,541	43
Mortgage-backed securities - residential	-	-	-	-	-	-
Collateralized mortgage obligations	-	-	-	-	-	-
Total temporarily impaired	$6,541	$43	$-	$-	$6,541	$43

December 31, 2014	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$1,259	$1	$-	$-	$1,259	$1
State and municipal	-	-	886	11	886	11
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	5,011	7	-	-	5,011	7
Mortgage-backed securities - residential	-	-	-	-	-	-
Collateralized mortgage obligations	-	-	-	-	-	-
Total temporarily impaired	$6,270	$8	$886	$11	$7,156	$19